UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
March 31, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (20.0%)	S&P	Value	(a)

	City & County (0.8%)

	Denver, Colorado City & County Art Museum
$2,000,000	5.000%, 08/01/15	Aa1/AAA	$2,163,720

	Metropolitan District (5.2%)

	Arapahoe, Colorado Park & Recreation District
1,070,000	5.000%, 12/01/17 NPFG Insured	Baa1/NR	1,099,607

	Eagle - Vail, Colorado Metropolitan District
525,000	5.000%, 12/01/29	NR/A+	547,428

	Foothills, Colorado Park & Recreational District
1,310,000	5.000%, 12/01/12 AGMC Insured Pre-Refunded	Aa3/NR	1,403,744
1,325,000	5.000%, 12/01/13 AGMC Insured Pre-Refunded	Aa3/NR	1,419,817

	Fraser Valley Metropolitan Recreational District, Colorado
1,375,000	5.000%, 12/01/25	NR/A	1,449,044

	Hyland Hills Metro Park & Recreation District, Colorado Special Revenue Refunding & Improvement
875,000	4.375%, 12/15/26 ACA Insured	NR/NR*	676,034

	Lincoln Park, Colorado Metropolitan District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-	1,540,081

	Rocky Mountain, Colorado Fire Protection District
2,105,000	4.750%, 12/01/29	NR/AA-	2,185,832

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A	518,570

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA	1,273,596

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGMC Insured	NR/AAA††	2,158,320

	Total Metropolitan District		14,272,073

	School Districts (14.0%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa3/AA-	2,812,750

	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa3/AA-	1,095,460

	Adams County, Colorado School District #12 (Adams 12 Five Star Schools)
1,170,000	5.000%, 12/15/12 NPFG Insured	Aa3/NR	1,246,658
830,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa3/AAA	890,781

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured	Aa2/AA	1,082,180

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa3/AAA	1,347,759
1,500,000	5.000%, 12/15/28	Aa3/AA-	1,600,050

Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured	Aa3/AAA	1,083,860

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa3/AA-	3,289,710

	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured	Aa3/NR	1,634,640
1,085,000	5.500%, 12/15/23 NPFG Insured	Aa3/NR	1,173,937

	El Paso County, Colorado School District #38
1,110,000	5.700%, 12/01/12 Pre-Refunded	Aa3/NR	1,149,050

	El Paso County, Colorado School District #49
1,000,000	5.250%, 12/01/14 NPFG Insured Pre-Refunded	Aa3/AA-	1,075,660

	Garfield County, Colorado School District
1,250,000	5.000%, 12/01/17 AGMC Insured Pre-Refunded	Aa3/NR	1,379,513

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa3/AA-	1,128,115

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa3/AAA	3,265,830

	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured Pre-Refunded	NR/NR*	1,650,615

	Pueblo County, Colorado School District #70
1,000,000	5.000%, 12/01/15 NPFG Insured	Aa3/AA-	1,041,850
3,440,000	5.000%, 12/01/16 NPFG Insured	Aa3/AA-	3,559,574

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured	Aa3/AA-	1,374,638

	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa3/AAA	1,399,883

	Weld County, Colorado School District #6
1,195,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa3/AAA	1,279,487

	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa3/AAA	1,232,075
1,385,000	5.250%, 12/01/17 AGMC Insured Pre-Refunded	Aa3/AAA	1,539,469

	Total School Districts		38,333,544

	Total General Obligation Bonds		54,769,337

	Revenue Bonds (77.6%)

	Airport (2.5%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+	1,265,684
3,000,000	5.250%, 11/15/29	A1/A+	3,121,530

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
1,460,000	5.000%, 11/15/24	A1/A+	1,524,736

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa3/NR	970,730

	Total Airport		6,882,680

	Electric (2.4%)

	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17	Aa2/AA	1,778,906

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA	2,121,880

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA	1,440,703

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23	Aa2/AA	1,225,830

	Total Electric		6,567,319

	Higher Education (19.9%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa3/NR	1,070,310

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,275,000	4.500%, 05/15/29	Aa3/AA-	3,294,323

	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+	1,895,566

	Colorado Educational & Cultural Facility Authority, Johnson & Wales
860,000	5.000%, 04/01/18 Syncora Guarantee, Inc. Insured	NR/NR*	863,775

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured	NR/BBB	1,643,065

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A	2,971,071

	Colorado Educational & Cultural Facility Authority, University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured Pre-Refunded	NR/NR*	2,277,576
1,865,000	5.375%, 07/01/18 AMBAC Insured Pre-Refunded	NR/NR*	2,028,467

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+	1,101,280

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+	3,217,624

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
1,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+	1,703,722

	Colorado Mountain Jr. College District Student Housing Facilities Enterprise Revenue
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa1/A	1,016,400
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa1/A	1,833,851

	Colorado School of Mines Enterprise Revenue Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa3/AA-	1,546,243

	Colorado School of Mines Enterprise Revenue Refunding, Institutional, Series C
2,000,000	4.600%, 12/01/29	Aa3/AA-	2,037,380

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
425,000	5.000%, 03/01/17 Pre-Refunded	A1/NR	471,703

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
1,105,000	5.000%, 03/01/17 AMBAC Insured	A1/NR	1,159,057

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AAA	973,822

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG Pre-Refunded	Baa1/AA-	3,655,034

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured	A3/NR	1,007,560

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 Pre-Refunded	Aa3/AA-	2,408,580

	University of Colorado Enterprise System
1,000,000	5.000%, 06/01/11	Aa3/AA-	1,048,680
2,325,000	5.000%, 06/01/15 AMBAC Insured Pre-Refunded	Aa3/AA-	2,526,206
1,735,000	5.000%, 06/01/16 Pre-Refunded	Aa3/AA-	1,936,069
1,000,000	5.250%, 06/01/17 NPFG Insured Pre-Refunded	Aa3/AA-	1,123,590
2,000,000	5.000%, 06/01/27	Aa3/AA-	2,131,400

	University of Colorado Enterprise System Revenue, Refunding & Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa3/AA-	4,137,230

	University of Northern Colorado Auxiliary Facilities
1,390,000	5.000%, 06/01/15 AMBAC Insured	A2/A	1,425,042

	University of Northern Colorado Revenue Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA	1,037,140

	Western State College, Colorado Revenue
1,020,000	5.000%, 05/15/27 State Higher Ed. Intercept Program Insured	Aa3/NR	1,061,585

	Total Higher Education		54,603,351

	Hospital (10.2%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	A1/AA-	2,489,150

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AAA	1,034,520

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-	1,593,869

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,000,000	5.250%, 06/01/21	A3/A-	992,440
2,000,000	5.250%, 06/01/24	A3/A-	1,939,660

	Colorado Health Facility Authority Hospital Revenue, NCMC Inc., Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AAA†	2,095,740

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A3/A-	4,759,762

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA	2,116,840

	Colorado Health Facility Authority Hospital Revenue, Sisters of Charity - Leavenworth
1,500,000	5.250%, 12/01/10 NPFG Insured	Aa3/AA	1,502,385

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB	1,493,100

	Colorado Health Facility Authority Revenue, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA	2,215,520

1,000,000	6.000%, 10/01/23	Aa2/AA	1,110,790

	Denver, Colorado Health & Hospital Authority Healthcare, Revenue Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB††	1,973,640
1,500,000	5.000%, 12/01/19	NR/BBB††	1,456,320

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGMC Insured	Aa3/AAA	1,051,895

	Total Hospital		27,825,631

	Housing (2.0%)

	Colorado Housing & Finance Authority
245,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR	254,325
5,000	6.125%, 11/01/23 Series 1998D3	Aa2/NR	5,325

	Colorado Housing & Finance Authority, Single Family Program Refunding
85,000	5.000%, 08/01/13 Series 2001 Series B	A1/A+	84,860

	Colorado Housing Finance Authority, Single Family Mortgage
20,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA	20,966

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
1,000,000	5.500%, 11/01/29	Aaa/AAA	1,047,950

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
3,000,000	5.000%, 11/01/34	A1/A+	3,016,830

	Colorado Housing Finance Authority, Single Family Mortgage Subordinated
40,000	5.400%, 10/01/12 Series 2000D	A1/A+	40,531

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Ser A-2
1,000,000	5.400%, 10/01/29	Aa2/AA	1,033,780

	Total Housing		5,504,567

	Lease (18.4%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	A1/A+	1,811,099

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa3/AA	1,675,408
1,200,000	5.125%, 12/01/27	Aa3/AA	1,261,092

	Aurora, Colorado COP
2,105,000	5.250%, 12/01/13 AMBAC Insured Pre-Refunded	NR/AA-	2,173,602

	Aurora, Colorado COP, Refunding
1,500,000	5.000%, 12/01/26 Series A	Aa3/AA-	1,587,015

	Broomfield, Colorado COP
2,500,000	5.100%, 12/01/12 AMBAC Insured	A2/NR	2,561,000

	Colorado Educational & Cultural Facilities Authority Revenue, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A	1,278,581

	Colorado Educational & Cultural Facilities Authority Revenue, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR*	873,180

	Colorado Educational & Cultural Facilities Authority Revenue, Charter School - James, Refunding & Improvement,
3,000,000	5.000%, 08/01/27 CIFG Insured	NR/A	3,014,400

	Colorado Educational & Cultural Facilities Authority Revenue, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A	1,523,805

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa3/AA-	3,281,100
1,690,000	5.000%, 11/01/26	Aa3/AA-	1,765,729

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa3/AA+	2,196,048

	Denver, Colorado City and County COP (Roslyn Fire)
1,835,000	5.000%, 12/01/15	Aa2/AA+	1,917,593

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa3/NR	3,158,302

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-	2,017,727

	El Paso County, Colorado COP School District #49 Falcon, Series A
2,560,000	5.000%, 12/15/30 NPFG Insured	A2/A	2,663,091

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa2/NR	3,158,648

	Fremont County, Colorado COP Refunding & Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa1/A	2,119,696

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A	1,027,600

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+	1,065,939

	Lakewood, Colorado COP
1,440,000	5.200%, 12/01/13 AMBAC Insured Pre-Refunded	NR/AA-	1,486,454

	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa1/AA-	1,043,410

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGMC Insured	Aa3/AAA	2,400,845

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGMC Insured	Aa3/AAA	2,344,103
1,000,000	5.000%, 12/15/28 AGMC Insured	Aa3/AAA	1,050,260

	Total Lease		50,455,727

	Sales Tax (6.8%)

	Boulder, Colorado Open Space Acquisition
1,250,000	5.500%, 08/15/12 Pre-Refunded	Aa1/AAA	1,273,438

	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured	Aa2/AA	1,715,445

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured	Aa3/AAA	1,575,930

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+	1,058,730

	Douglas County, Colorado Sales & Use Tax Open Space Revenue
1,780,000	5.500%, 10/15/12 AGMC Insured Pre-Refunded	Aa3/AAA	1,828,523

	Golden, Colorado Sales & Use Tax
1,265,000	5.000%, 12/01/12 AMBAC Insured	NR/A	1,327,845

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGMC Insured	NR/AAA	1,738,993

	Jefferson County, Colorado Open Space Sales Tax
1,600,000	5.000%, 11/01/13 AMBAC Insured	Aa3/AA-	1,682,944
1,080,000	5.000%, 11/01/14 AMBAC Insured	Aa3/AA-	1,129,972

	Larimer County, Colorado Sales Tax Revenue Bond
1,000,000	5.500%, 12/15/12 AMBAC Insured Pre-Refunded	A1/AA-	1,036,250

	Longmont, Colorado Sales & Use Tax
1,875,000	5.500%, 11/15/14 Pre-Refunded	NR/AA+	1,934,794

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue Bond
1,500,000	5.300%, 12/01/27	NR/NR*	1,292,700

	Thornton, Colorado Sales Tax
1,000,000	5.000%, 09/01/14 AGMC Insured	Aa3/AAA	1,049,960

	Total Sales Tax		18,645,524

	Transportation (5.0%)

	Colorado Department of Transportation-Tax Revenue Anticipation Note
1,000,000	6.000%, 06/15/13 AMBAC Insured Pre-Refunded	#Aaa/AA	1,016,080

	E-470 Public Highway Authority, Colorado Revenue Series D2
4,000,000	5.000%, 09/01/39 NPFG Insured	Baa1/A	4,231,600

	Northwest Parkway, Colorado Public Highway Authority Series A
2,515,000	5.150%, 06/15/14 AMBAC Insured Pre-Refunded	NR/NR*	2,693,037

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	A1/A+	3,581,095

	Regional Transportation District, Colorado Sales Tax Revenue
2,000,000	5.000%, 11/01/13 NPFG Insured Pre-Refunded	Aa3/AAA	2,074,000

	Total Transportation		13,595,812

	Water & Sewer (7.9%)

	Boulder, Colorado Water & Sewer Revenue
1,000,000	5.400%, 12/01/14 Pre-Refunded	Aa2/AAA	1,033,570

	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A3/NR	2,076,906

	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	A2/NR	1,553,415
1,730,000	5.250%, 12/01/13 NPFG Insured	A2/NR	1,789,772

	Colorado Clean Water Revenue
170,000	5.375%, 09/01/10 Un-Refunded portion	Aaa/AAA	170,037

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/A	2,837,319
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/A	1,943,632

	Colorado Water Resource & Power Development Authority Clean Water Revenue Series A
1,375,000	5.000%, 09/01/12 Pre-Refunded	Aaa/AAA	1,462,588
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA	274,336

	Colorado Water Resource & Power Development Authority Small Water Resource Series A
600,000	5.550%, 11/01/13 NPFG Insured Un-Refunded portion	NR/A	612,198
400,000	5.550%, 11/01/13 NPFG Insured Pre-Refunded	NR/A	411,704

	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured	Aa3/AAA	1,710,790

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR	1,068,030

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	A1/AA-	1,933,690

	Pueblo, Colorado Board Water Works
1,000,000	5.500%, 11/01/10 AGMC Insured	Aa3/AAA	1,026,180

	Ute, Colorado Water Conservancy District
1,570,000	5.500%, 06/15/12 NPFG Insured Pre-Refunded	Baa1/AA	1,585,747

	Total Water & Sewer		21,489,914

	Miscellaneous Revenue (2.5%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A-	1,005,250

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-	1,833,577

	Colorado Educational & Cultural Facility Authority Revenue Charter School, Colorado Springs Charter Academy
3,020,000	5.250%, 07/01/28	NR/A	3,019,758

	Westminster, Colorado Golf Course Activity
1,000,000	5.400%, 12/01/13 Radian Group, Inc. Insured	NR/BBB	1,001,130

	Total Miscellaneous Revenue		6,859,715

	Total Revenue Bonds		212,430,240

	Total Investments (cost $257,892,898-note b)	97.6%	267,199,577
	Other assets less liabilities	2.4	6,668,218
	Net Assets	100.0%	$273,867,795

Percent of
Portfolio Distribution By Quality Rating	Investments 1
Aaa of Moody's or AAA of S&P	12.0%
Pre-Refunded Bonds 2	18.5
Aa of Moody's or AA of S&P or Fitch	33.2
A of Moody's or S&P	30.0
Baa of Moody's or BBB of S&P or Fitch	4.9
Not rated*	1.4
100.0%

1 Calculated using the highest rating of the three rating services.

2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if  a credit rating were to be assigned by  a rating service.

Fitch Rating
† AA
†† BBB

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CIFG - CDC IXIS Financial Guaranty
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated
UCAR - University Corporation for Atmospheric Research

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
TAX-FREE FUND OF COLORADO
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $257,853,952 amounted to $9,345,625, which consisted of aggregate gross unrealized appreciation of $10,471,019 and aggregate gross unrealized depreciation of $1,125,394.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments), used to value the Fund’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds	$267,199,577
Level 3 – Significant Unobservable Inputs	$-
Total	$267,199,577

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2010